Fair Value of Financial Instruments not carried at Fair Value	12 Months Ended
Dec. 31, 2017
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Disclosure of Fair Value of Financial Instruments not carried at Fair Value [text block]

Fair Value of Financial Instruments not carried at Fair Value

The valuation techniques used to establish fair value for the Group’s financial instruments which are not carried at fair value in the balance sheet and their respective IFRS fair value hierarchy categorization are consistent with those outlined in Note 13 “Financial Instruments carried at Fair Value”.

Other financial instruments not carried at fair value are not managed on a fair value basis, for example, retail loans and deposits and credit facilities extended to corporate clients. For these instruments fair values are calculated for disclosure purposes only and do not impact the balance sheet or income statement. Additionally, since the instruments generally do not trade there is significant management judgment required to determine these fair values.

Short-term financial instruments – The carrying value represents a reasonable estimate of fair value for the following financial instruments which are predominantly short-term:

Assets	Liabilities
Cash and central bank balances	Deposits
Interbank balances (w/o central banks)	Central bank funds purchased and securities sold under repurchase agreements
Central bank funds sold and securities purchased under resale agreements	Securities loaned
Securities borrowed	Other short-term borrowings
Other financial assets	Other financial liabilities

For longer-term financial instruments within these categories, fair value is determined by discounting contractual cash flows using rates which could be earned for assets with similar remaining maturities and credit risks and, in the case of liabilities, rates at which the liabilities with similar remaining maturities could be issued, at the balance sheet date.

Loans – Fair value is determined using discounted cash flow models that incorporate parameter inputs for credit risk, interest rate risk, foreign exchange risk, loss given default estimates and amounts utilized given default, as appropriate. Credit risk, loss given default and utilization given default parameters are determined using information from the loan agreement or credit default swap markets, where available and appropriate.

For retail lending portfolios with a large number of homogenous loans (i.e. German residential mortgages), the fair value is calculated on a portfolio basis by discounting the portfolio’s contractual cash flows using own new interest rates on this type of loan. For similar retail lending portfolios outside Germany, the fair value is calculated on a portfolio basis by discounting the portfolio’s contractual cash flows using risk-free interest rates. This present value calculation is then adjusted for credit risk by discounting at the margins which could be earned on similar loans if issued at the balance sheet date. For other portfolios the present value calculation is adjusted for credit risk by calculating the expected loss over the estimated life of the loan based on various parameters including probability of default and loss given default and level of collateralization. The fair value of corporate lending portfolios is estimated by discounting a projected margin over expected maturities using parameters derived from the current market values of collateralized loan obligation (“CLO”) transactions collateralized with loan portfolios that are similar to the Group’s corporate lending portfolio.

Securities purchased under resale agreements, securities borrowed, securities sold under repurchase agreements and securities loaned – Fair value is derived from valuation techniques by discounting future cash flows using the appropriate credit risk-adjusted discount rate. The credit risk-adjusted discount rate includes consideration of the collateral received or pledged in the transaction. These products are typically short-term and highly collateralized, therefore the fair value is not significantly different to the carrying value.

Long-term debt and trust preferred securities – Fair value is determined from quoted market prices, where available. Where quoted market prices are not available, fair value is estimated using a valuation technique that discounts the remaining contractual cash at a rate at which an instrument with similar characteristics could be issued at the balance sheet date.

Estimated fair value of financial instruments not carried at fair value on the balance sheet1

	Dec 31, 2017
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	225,655	225,655	225,655	0	0
Interbank balances (w/o central banks)	9,265	9,265	76	9,189	0
Central bank funds sold and securities purchased under resale agreements	9,971	9,973	0	9,973	0
Securities borrowed	16,732	16,732	0	16,732	0
Loans	401,699	403,842	0	24,643 [2]	379,199 [2]
Securities held to maturity	3,170	3,238	3,238	0	0
Other financial assets	88,936	88,939	0	88,939	0
Financial liabilities:
Deposits	580,812	580,945	2,108	578,837	(0)
Central bank funds purchased and securities sold under repurchase agreements	18,105	18,103	0	18,103	0
Securities loaned	6,688	6,688	0	6,688	0
Other short-term borrowings	18,411	18,412	0	18,412	0
Other financial liabilities	117,366	117,366	1,875	115,491	0
Long-term debt	159,715	161,829	0	152,838	8,991
Trust preferred securities	5,491	5,920	0	5,920	0

	Dec 31, 2016
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	181,364	181,364	181,364	0	0
Interbank balances (w/o central banks)	11,606	11,606	58	11,548	0
Central bank funds sold and securities purchased under resale agreements	16,287	16,287	0	16,287	0
Securities borrowed	20,081	20,081	0	20,081	0
Loans	408,909	407,834	0	28,703	379,132
Securities held to maturity	3,206	3,305	3,305	0	0
Other financial assets	112,479	112,468	0	112,468	0
Financial liabilities:
Deposits	550,204	550,402	2,232	548,170	0
Central bank funds purchased and securities sold under repurchase agreements	25,740	25,739	0	25,739	0
Securities loaned	3,598	3,598	0	3,598	0
Other short-term borrowings	17,295	17,289	0	17,268	21
Other financial liabilities	135,273	135,273	1,282	133,991	0
Long-term debt	172,316	171,178	0	161,976	9,201
Trust preferred securities	6,373	6,519	0	6,263	257

[1]Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in
Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

[2]Finance supply chain loan portfolio of € 9.2 billion was reclassified from ‘Valuation technique unobservable parameters (Level 3)’ to ‘Valuation technique observable parameters (Level 2)’ following a valuation review in fourth quarter 2017.

Loans – The difference between fair value and carrying value arose predominantly due to an increase in expected default rates and reduction in liquidity as implied from market pricing since initial recognition. These reductions in fair value are offset by an increase in fair value due to interest rate movements on fixed rate instruments.

Long-term debt and trust preferred securities – The difference between fair value and carrying value is due to the effect of changes in the rates at which the Group could issue debt with similar maturity and subordination at the balance sheet date compared to when the instrument was issued.